Stock-Based Incentive Plans - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Option outstanding, Beginning Balance	1,753,212	2,828,077	2,728,139
Number of Options, Granted	96,110	232,647	242,500
Number of Options, Exercised	(2,795)
Number of Options, Forfeited	(153,790)	(97,117)	(63,095)
Number of Options, Expired	(197,199)	(1,210,395)	(79,467)
Number of Options, Option outstanding, Ending Balance	1,495,538	1,753,212	2,828,077
Number of Options, Options exercisable, end of year	1,249,267	1,178,775	2,037,549
Number of Options, Options vested or expected to vest	1,245,881	1,531,125	2,599,466
Weighted Average Exercise Price, Option outstanding, Beginning Balance	$ 7.35	$ 7.94	$ 8.29
Weighted Average Exercise Price, Granted	$ 3.59	$ 2.92	$ 4.28
Weighted Average Exercise Price, Exercised	$ 2.85
Weighted Average Exercise Price, Forfeited	$ 3.48	$ 3.79	$ 4.84
Weighted Average Exercise Price, Expired	$ 8.61	$ 8.16	$ 11.39
Weighted Average Exercise Price, Option outstanding, Ending Balance	$ 7.35	$ 7.35	$ 7.94
Weighted Average Exercise Price, Options exercisable, end of year	$ 8.10	$ 8.61	$ 8.73
Weighted Average Exercise Price, Options vested or expected to vest	$ 7.48	$ 7.46	$ 7.98